Derivative Financial Instruments - Gain (loss) on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain on Derivatives
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (526)	$ 92,409	$ 59,407
Ineffective portion of cash flow hedges	(241)	398	(5)
Total	13,011	74,807	22,680
Interest rate swaps held for trading
Gain on Derivatives
Unrealized gain/(loss) on derivative financial instruments held for trading	303	88,678	60,663
Realized (loss)/gain on derivative financial instruments held for trading	11,287	(12,065)	(35,585)
Forward foreign exchange contracts held for trading
Gain on Derivatives
Unrealized gain/(loss) on derivative financial instruments held for trading	(829)	3,731	(1,256)
Realized (loss)/gain on derivative financial instruments held for trading	$ 2,491	$ (5,935)	$ (1,137)